General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Accounting and legal	$ 1,852	$ 1,922
Amortization and depreciation	1,544	1,677
Office and administration	9,788	10,052
Salaries and consulting fees	28,270	28,683
Incentive payments	5,059	4,330
Other	2,938	2,934
General and administrative	$ 49,451	$ 49,598